TEP FUND, INC.
                               Semi-Annual Report
                                  May 31, 1998

                                  TEP FUND, INC
                         780 Third Avenue, Suite 3lO3
                             New York, NY 10017-2024
                                 (212) 421-6409

                                                                   July 22, 1998

To Our Shareholders:

We are pleased to enclose a semi-annual dividend payment of $0.49 per share to stockholders of record as of June 25, 1998. We also enclose our May 31, 1998 report to stockholders.

The dividend is below last year's for two main reasons. Last year, the dividend included a $0.03 a share gain on the redemption of a bond. There were no redemptions this year. The rest of the shortfall was due primarily to the reinvestment of prior years bond redemptions at the lower rates then and currently prevailing. While, the capital gains are highly dependent on individual bond redemptions and should be considered non-recurring items, the lower interest income is expected to continue given the current interest rate environment.

There was a further decrease in interest rates over the last year. As a result, municipal bonds increased in value. The Tep Fund, Inc. portfolio of tax-free bonds increased in value during the period. This accounted for the increase in net asset value per share from $19.86 at November 30, 1997 to $19.89 at May 31, 1998. Over 20% of the Fund's portfolio may be redeemed or mature in the next two fiscal years ending November 1999 and 2000. The rates at which these funds can be reinvested will play a role in determining the direction of TEP Fund's dividends in the future.

The management of Tep Fund, Inc. continues its policy of investing in only high quality municipal bonds, diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets.

The Board of Directors join me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                        Sincerely


                                        /s/ Ethel Cooper
                                        -------------------------
                                        Ethel Cooper
                                        Chairperson and President

                                                       PUSTORINO,
                                                          PUGLISI      PP&C
                                                       & CO., LLP     [LOGO]
                                     CERTIFIED PUBLIC ACCOUNTANTS
                                               515 MADISON AVENUE
                                         NEW YORK, NEW YORK 10022
                              (212) 832-1110   FAX (212) 755-6748

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10016

We have reviewed the accompanying statement of net assets of Tep Fund, Inc., as of May 31, 1998 and 1997, including the portfolio of investments in tax-exempt securities as of May 31, 1998, and the related statements of operations and changes in net assets and the supplementary information for the six month periods then ended. All information included in these financial statements and the supplementary schedule is the representation of the management of Tep Fund, Inc.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial statements consists principally of inquiries of company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and supplementary schedule taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modification that should be made to the accompanying financial statements and supplementary schedule for them to be in conformity with generally accepted accounting principles.

We have previously audited, in accordance with generally accepted auditing standards, the supplementary schedule for the years ended November 30, 1997 and 1996 and in our report dated January 8, 1998, we expressed an unqualified opinion on such supplementary information.


/s/ Pustorino, Puglisi, & Co., LLP

PUSTORINO, PUGLISI, & CO., LLP
New York, New York
June 30, 1998

                                 TEP FUND, INC.
                     COMPARATIVE STATEMENT OF NET ASSETS I
                              MAY 31, 1998 AND 1997
                                   (UNAUDITED)
                                                        1998           1997
                                                    ------------   ------------
               ASSETS
               ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL               $ 12,046,421   $ 11,721,299
     BONDS
     (SCHEDULE AND NOTE 1)

CASH & MONEY MARKET ACCOUNTS                             260,569        470,568

ACCRUED INTEREST RECEIVABLE                              185,441        185,574

                                                    ------------   ------------
          TOTAL ASSETS                                12,492,431     12,377,441

               LIABILITIES
               -----------

ACCRUED EXPENSES                                          13,125         10,867
                                                    ------------   ------------

SUBSEQUENT EVENT (NOTES 5)

          NET ASSETS                                $ 12,479,306   $ 12,366,574
                                                    ============   ============

          NET ASSETS PER SHARE (NOTE 4)
          (627,459 SHARES OUTSTANDING)              $      19.89   $      19.71
                                                    ============   ============

See Notes to Financial Statements and Accountant's Review Report.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED MAY 31, 1998 AND 1997
                                   (UNAUDITED)

                                                        1998           1997
                                                    ------------   ------------

INVESTMENT INCOME:
     TAX-EXEMPT INTEREST (NOTE 1)                   $    342,928   $    355,813
                                                    ------------   ------------

EXPENSES:
     CUSTODIAN FEES                                        3,000          3,000
     DIRECTORS' FEES                                       3,000          2,250
     LEGAL FEES                                            4,927            945
     ACCOUNTING FEES                                       4,750          4,500
     REGISTRAR & TRANSFER, BANK FEES & REPORTS             1,551          1,386
     INSURANCE                                             1,145          1,145
     FRANCHISE TAXES                                         688            688
     INVESTMENT ADVISORY FEES (NOTE 2)                    15,541         15,355
                                                    ------------   ------------

          TOTAL EXPENSES                                  34,602         29,269
                                                    ------------   ------------

          NET INVESTMENT INCOME                          308,326        326,544
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
   (NOTE 3)                                                    0         19,790
                                                    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
     BEGINNING OF PERIOD                                 785,238        833,098
     END OF PERIOD                                       820,456        675,026
                                                    ------------   ------------

     (DECREASE)/INCREASE IN UNREALIZED
     APPRECIATION ON INVESTMENTS                          35,218       (158,072)
                                                    ------------   ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                    $    343,544   $    188,262
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                            10.09%          8.23%
                                                    ============   ============

See Notes to Financial Statements and Accountant's Review Report.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE SIX MONTHS ENDED MAY 31, 1998 AND 1997
                                   (UNAUDITED)

                                                        1998           1997
                                                    ------------   ------------

INCREASE IN NET ASSETS - OPERATIONS:

     NET INVESTMENT INCOME                          $    308,326   $    326,544

     REALIZED GAIN FROM SECURITY
     TRANSACTIONS                                              0         19,790

     (DECREASE)/INCREASE IN UNREALIZED
       APPRECIATION ON INVESTMENTS                        35,218       (158,072)
                                                    ------------   ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              343,544        188,262

DIVIDENDS PAID TO SHAREHOLDERS ($.52 PER SHARE
IN 1998 AND $.54 IN 1997)                               (326,279)      (338,828)
                                                    ------------   ------------

NET (DECREASE)/INCREASE IN NET ASSETS                     17,265       (150,566)

NET ASSETS:
     AT BEGINNING OF PERIOD                           12,462,041     12,517,140
                                                    ------------   ------------

     AT END OF PERIOD (INCLUDES UNDISTRIBUTED
     INVESTMENT INCOME OF $339,589 IN
     1998 AND $372,287 IN 1997)                     $ 12,478,306   $ 12,366,574
                                                    ============   ============

* DIVIDENDS:
     A dividend of $.54 per share was declared November 26, 1996 and was paid January 22, 1997.
     A dividend of $.55 per share was declared May 20, 1997 and was paid July 23, 1997.
     A dividend of $.52 per share was declared November 25, 1997 and was paid January 21, 1998.
     A dividend of $.49 per share was declared May 20, 1998 and is to be paid July 22, 1998.

See Notes to Financial Statements and Accountant's Review Report.

                                 TEP FUND, INC.
                          SUPPLEMENTARY PER SHARE DATA
                                   (UNAUDITED)

                                      FOR THE SIX MONTHS ENDED     FOR THE YEARS
                                            ENDED MAY 31,        ENDED NOVEMBER 30,

                                         ------------------      ------------------
                                          1998        1997        1997        1996
                                         ------      ------      ------      ------

SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $ 0.55      $ 0.57      $ 1.13      $ 1.17

EXPENSES                                 ($0.06)     ($0.05)     ($0.09)     ($0.10)
                                         ------      ------      ------      ------
NET INVESTMENT INCOME                    $ 0.49      $ 0.52      $ 1.04      $ 1.07

DIVIDENDS PAID TO SHAREHOLDERS           ($0.52)     ($0.54)     ($1.09)     ($1.12)

NET REALIZED GAIN (LOSS) FROM
  SECURITY TRANSACTIONS                  $ 0.00      $ 0.03      $ 0.04      $0.00*

NET (DECREASE)/INCREASE IN UNREALIZED
  APPRECIATION OF INVESTMENTS            $ 0.06      ($0.25)     ($0.08)     ($0.17)
                                         ------      ------      ------      ------

NET (DECREASE)/INCREASE IN
  NET ASSET VALUE                        $ 0.03      ($0.24)     ($0.09)     ($0.22)

NET ASSET VALUE:
     BEGINNING OF PERIOD                 $19.86      $19.95      $19.95      $20.17
                                         ------      ------      ------      ------

     END OF PERIOD                       $19.89      $19.71      $19.86      $19.95
                                         ======      ======      ======      ======

ANNUALIZED PERCENT OF EXPENSES TO
  AVERAGE NET ASSETS                       0.55%       0.47%       0.47%       0.48%
                                         ======      ======      ======      ======

ANNUALIZED PERCENT OF NET INVESTMENT
  INCOME TO AVERAGE NET ASSETS             4.94%       5.25%       5.20%       5.35%
                                         ======      ======      ======      ======

The number of shares outstanding during the periods above was 627,459.
* Gain on security transaction of $1000 was less than $0.01 per share.

See Notes to Financial Statements and Accountants Review Report.

                                 TEP FUND, INC.
                         Notes to Financial Statements.
                             May 31, 1998 and 1997

NOTE 1 - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                              May 31, 1998 and 1997

NOTE I (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long term capital gains realized during the six months ended May 31, 1998 and 1997 were $0 and $19,790, respectively. Such realized long term capital gains were included in the dividends reportable by shareholders during the six months ended May 31, 1997, ($.032 per share).(See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $820,456 and $675,026 at May 31, 1998 and 1997,
          respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Only short-term tax-exempt instruments with a rating within the three highest grades by Moody's or S & P are purchased. Short term funds are invested in Citibank's Landmark Tax Free Reserve Fund. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities) if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                              May 31, 1998 and 1997

NOTE 2 - INVESTMENT ADVISORY FEE

     Under the terms of a contract for the year ended May 31, 1998 the Fund paid Capital Builders Advisory Services, Inc, an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets. The contract was renewed for the year ended May 31, 1999.

NOTE 3 - PURCHASE AND SALES OF SECURITIES

     For the six months ended May 31, 1998 and 1997, the Fund made purchases of tax-exempt securities at a cost of $496,250 and $209,558 respectively.

     The Fund had no redemptions of tax-exempt securities in the six months ended May 31, 1998. During the six months ended May 31, 1997, $500,000 of bonds were redeemed that had an amortized cost of $480,210. This resulted in a realized gain of $19,790.

NOTE 4 - COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At May 31, 1998 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the six months ended May 31, 1998 and 1997.

NOTE 5 - SUBSEQUENT EVENT

     On May 20, 1998 the Board of Directors declared a $.49 per share dividend, to be paid on July 22, 1998 to shareholders of record on June 25, 1998.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/98       5/31/98
------------------------------------------------------------------------------------------------------------------
  5.70%    CALIFORNIA
           ----------
           STATE GENERAL OBLIGATION                  8.200%      10/1/99    $  500,000    $  451,665    $  526,875
           VETS WELFARE 1980
           NON CALLABLE
           RATED A+/Al

           LOS ANGELES COMMUNITY                     6.450%       7/1/17    $  150,000    $  153,000    $  159,310
           HOUSING SERIES A
           CALLABLE 7/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL CALIFORNIA                                                 $  650,000    $  604,665    $  686,185

  2.16%    DELAWARE
           --------
           STATE GENERAL OBLIGATION                  5.900%      8/15/00    $  250,000    $  253,274    $  260,532
           NON CALLABLE
           RATED AA+/Aa1

  6.98%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION                9.625%      10/1/03    $  500,000    $  497,500    $  629,595
           WATER & ELECTRIC REVENUE
           NON CALLABLE
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  7.375%       7/1/19    $  100,000    $  100,500    $  105,689
           PRE-REFUNDED 7/1/99 @ 102
           RATED AA+/Aaa

           BOARD OF EDUCATION                        5.750%       1/1/12    $  100,000    $   99,900    $  105,636
           CAP OUTLAY SERIES A
           CALLABLE 1/1/04 @ 101
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $  700,000    $  697,900    $  840,920

  4.34%    GEORGIA
           -------
           STATE ENVIRONMENTAL FACS.                 6.200%       7/1/11    $  500,000      $498,500    $  522,285
           PREREFUNDED 7/1/99 @ 102
           RATED AAA/Aaa

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/98       5/31/98
------------------------------------------------------------------------------------------------------------------
  4.37%    HAWAII
           ------
           STATE GENERAL OBLIGATION                  7.200%       9/1/06    $  250,000    $  247,645    $  269,945
           PREREFUNDED 9/1/00 @ 101
           RATED A+/Aaa

           STATE GENERAL OBLIGATION                  5.000%       2/1/03    $  250,000    $  250,000    $  256,885
           NON-CALLABLE
           RATED A+/A1
                                                                            --------------------------------------
           TOTAL HAWAII                                                     $  500,000    $  497,645    $  526,830

  1.75%    ILLINOIS
           --------
           ILLINOIS HEALTH FACS AUTH REV             5.500%      2/15/09    $  200,000    $  200,000    $  211,058
           SINAI HEALTH SYSTEM
           CALLABLE 2/15/06 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

  4.44%    LOUISIANA
           ---------
           STATE GENERAL OBLIGATION                  5.250%       8/1/03    $  300,000    $  301,000    $  313,659
           NON CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  6.100%       5/1/11    $  200,000    $  199,000    $  221,714
           PREREFUNDED 5/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  500,000    $  535,373

  2.15%    MARYLAND
           --------
           MONTGOMERY COUNTY                         5.300%       7/1/01    $  250,000    $  250,557    $  259,312
           CONSTRUCTION IMPROVEMENT
           NON CALLABLE
           RATED AAA/Aaa

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/98       5/31/98
------------------------------------------------------------------------------------------------------------------
  5.56%    MASSACHUSETTS
           -------------
           STATE GENERAL OBLIGATION                  6.000%       6/1/11    $  500,000    $  499,000    $  527,955
           PREREFUNDED 6/1/01 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           STATE WATER RES AUTHORITY                 5.250%       3/1/13    $  140,000    $  137,480    $  142,275
           CALLABLE 3/1/03 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $  640,000    $  636,480    $  670,230

  2.28%    MICHIGAN
           --------
           STATE ENVIRONMENTAL AUTH.                 6.250%      11/1/08    $  250,000    $  259,674    $  275,122
           PREREFUNDED 11/1/02 @ 102
           RATED AA+/Aa1

  2.71%    MISSISSIPPI
           -----------
           STATE GENERAL OBLIGATION                  7.125%      10/1/07    $  300,000    $  297,792    $  326,436
           PREREFUNDED 10/1/00 @ 102
           RATED AAA/Aaa

  0.86%    MISSOURI
           --------
           STATE GENERAL OBLIGATION                  5.100%       8/1/09    $  100,000    $   99,750    $  103,446
           WATER POLLUTION SERIES A
           CALLABLE 8/1/03 @ 102
           RATED AAA/Aaa

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/98       5/31/98
------------------------------------------------------------------------------------------------------------------
  4.44%    NEVADA
           ------
           STATE GENERAL OBLIGATION                  7.000%       8/1/06    $  250,000    $  246,875    $  263,630
           PREREFUNDED 8/1/99 @ 102
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  6.500%      10/1/09    $  250,000    $  260,771    $  271,088
           COLORADO RIVER COMMUNITY
           CALLABLE 10/1/02 @ 101
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL NEVADA                                                     $  500,000    $  507,646    $  534,718

  1.31%    NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250%      7/15/04    $  150,000    $  150,801    $  157,585
           SERIES B
           CALLABLE 7/15/03 @ 102
           RATED AA+/Aa2

  4.33%    NEW JERSEY
           ----------
           STATE GENERAL OBLIGATION                  6.000%      2/15/10    $  250,000    $  249,125    $  270,890
           CALLABLE 2/15/03 @ 102
           RATED AA+/Aa1

           CERTIFICATE OF PARTICIPATION "A"          5.000%      6/15/14    $  250,000    $  249,375    $  250,355
           PREREFUNDED 6/15/07 @ 100
           AMBAC INSURED
           RATED AAA/ Aaa
                                                                            --------------------------------------
           TOTAL NEW JERSEY                                                 $  500,000    $  498,500    $  521,245

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/98       5/31/98
------------------------------------------------------------------------------------------------------------------
 15.98%    NEW YORK
           --------
           STATE MED CARE FACILITY                   5.750%      8/15/19    $  100,000    $  100,000    $  104,038
           REV HOSP & NURSING HOME
           CALLABLE 8/15/04 @ 100
           RATED AAA

           BOARD OF EDUCATION                        5.600%      6/15/01    $  100,000    $  100,883    $  104,293
           STATE GENERAL OBLIGATION
           NON CALLABLE
           RATED A/A2

           STATE MED CARE FACILITY                   6.600%      2/15/31    $  250,000    $  252,927    $  269,430
           REV. HOSPITAL & NURSING HOME
           CALLABLE 2/15/03 @ 102
           FHA INSURED
           RATED AAA/Aa2

           STATE MED CARE FACILITY                   6.600%      2/15/09    $  500,000    $  498,825    $  575,385
           N.Y. HOSPITAL SERIES A B/E
           PREREFUNDED 2/15/05 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE LOCAL GOVERNMENT                    6.875%       4/1/19    $  250,000    $  275.909    $  278,602
           PREREFUNDED 4/1/02 @ 102
           RATED A+/Aaa

           STATE BOARD OF EDUCATION                  6.625%       8/1/99    $  150,000    $  154,135    $  154,687
           NON-CALLABLE
           RATED A/A2

           THRUWAY AUTHORITY SVC.                    6.000%       1/1/04    $  175,000    $  182,872    $  189,747
           HWY & BRDG-SERIES A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/98       5/31/98
------------------------------------------------------------------------------------------------------------------
           THRUWAY AUTHORITY                         5.000%       4/1/15    $  250,000    $  246,875    $  248,260
           HWY & BRDG - SERIES A
           CALLABLE 4/1/08 @ 101
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $1,775,000    $1,812,426    $1,924,442

  4.94%    OHIO
           ----
           STATE G.O. INFRASTRUCTURE IMP.            6.650%       9/1/09    $  500,000    $  533,920    $  595,325
           NON CALLABLE
           SINKING FUND 9/1/05
           RATED AA+/Aa1

  4.89%    PENNSYLVANIA
           ------------
           GENERAL OBLIGATIONS                       6.500%      11/1/04    $  400,000      $39$,20$    $  436,144
           SECOND SERIES A
           PREREFUNDED 11/1/01 @ 101.5
           MBIA INSURED
           RATED AAA/Aaa

           STATE RFDG & PROJS                        6.400%       1/1/99    $  150,000    $  151,696    $  152,366
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL PENNSYLVANIA                                               $  550,000    $  549,904    $  588,510

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/98       5/31/98
------------------------------------------------------------------------------------------------------------------
  3.55%    RHODE ISLAND
           ------------
           BOARD OF EDUCATION                        6.100%      6/15/03    $  100,000    $  102,362    $  108,648
           CALLABLE 6/15/02 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           GENERAL OBLIGATIONS SERIES B
           CONSTRUCTION IMPROVEMENT                  6.250%      5/15/09    $  300,000    $  300,000    $  318,666
           PREREFUNDED 5/15/00 @ 102
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL RHODE ISLAND                                               $  400,000    $  402,362    $  427,314

  8.42%    TEXAS
           -----
           STATE SERIES A                            6.750%      10/1/99    $  200,000    $  201,738    $  201,920
           TEXAS STATE PUBLIC FINANCE
           PREREFUNDED 10/1/98 @ 100
           RATED AA/Aa

           STATE PUBLIC FINANCE AUTH.                6.000%      10/1/05    $  125,000    $  125,000    $  137,823
           SERIES A
           NON CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  6.000%      10/1/06    $  150,000    $  148,598    $  166,604
           NON CALLABLE
           RATED AA/Aa2

           STATE WATER DEVELOPMENT
           G.O. OF TEXAS SERIES B                    7.750%       8/1/09    $  250,000    $  246,975    $  251,573
           PREREFUNDED 8/1/98 @ 100
           RATED AA/Aa2

           CHANNELVIEW SCHOOL DISTRICT               5.000%      8/15/08    $  250,000    $  248,750    $  256,000
           CALLABLE 8/15/04 @ 100
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL TEXAS                                                      $  975,000    $  971,061    $1,013,920

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1998

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/98       5/31/98
------------------------------------------------------------------------------------------------------------------
  3.54%    WASHINGTON
           ----------
           STATE GENERAL OBLIGATION                  6.400%       3/1/09    $  250,000    $  245,125    $  264,758
           SERIES A
           PRE-REFUNDED 3/1/01 @ 100
           RATED AA+/Aa1

           STATE GENERAL OBLIGATION                  5.500%       5/1/10    $  150,000    $  151,157    $  162,222
           SERIES B
           NON CALLABLE
           RATED AA+/Aa1
                                                                            --------------------------------------
           TOTAL WASHINGTON                                                 $  400,000    $  396,282    $  426,980

  3.50%    WISCONSIN
           ---------
           STATE GENERAL OBLIGATION                  6.100%       5/1/05    $  150,000    $  156,827    $  165,236
           NON-CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  5.000%       5/1/09    $  250,000    $  250,000    $  256,745
           SERIES A
           CALLABLE 5/1/06 @ 100
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  400,000    $  406,827    $  421,981

  1.80%    WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTH.               6.650%       6/1/13    $  200,000    $  200,000    $  216,672
           SERIES B
           CALLABLE 6/1/04 @ 102
           RATED AA/Aa2
                                                                           ---------------------------------------
   100%    TOTAL INVESTMENTS                                               $11,190,000   $11,225,966   $12,046,421
                                                                           =======================================

                        See Notes to Financial Statements.